Cash and Cash Equivalents and Restricted Cash - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 51,831	$ 19,380
Short-term deposits	2,974	35,113
Total cash and cash equivalents	$ 54,805	$ 54,493	$ 82,835	$ 42,846